American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2021

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 34.4%
American Century Diversified Corporate Bond ETF	389,060	20,273,917
American Century Emerging Markets Bond ETF	88,046	4,312,493
American Century Focused Dynamic Growth ETF	70,769	6,214,601
American Century Focused Large Cap Value ETF	193,254	11,867,612
American Century Multisector Income ETF	351,777	17,529,048
American Century Quality Diversified International ETF	205,589	10,607,200
American Century STOXX U.S. Quality Growth ETF	219,190	16,734,608
American Century STOXX U.S. Quality Value ETF	503,114	25,399,811
Avantis International Equity ETF	182,008	11,769,220
Avantis International Small Cap Value ETF	36,537	2,422,768
Avantis U.S. Equity ETF	284,284	22,265,123
Avantis U.S. Small Cap Value ETF	87,620	6,892,189
TOTAL AFFILIATED FUNDS (Cost $121,124,094)		156,288,590
COMMON STOCKS — 19.7%
Aerospace and Defense — 0.2%
BAE Systems plc	54,219	408,820
General Dynamics Corp.	1,615	327,441
HEICO Corp.	797	111,094
Lockheed Martin Corp.	557	185,102
Mercury Systems, Inc.(2)	954	49,169
Spirit AeroSystems Holdings, Inc., Class A	630	26,013
		1,107,639
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	122	15,038
United Parcel Service, Inc., Class B	1,063	226,918
		241,956
Airlines — 0.1%
Ryanair Holdings plc, ADR(2)	734	83,316
Southwest Airlines Co.(2)	9,343	441,737
		525,053
Auto Components — 0.3%
Aptiv plc(2)	2,798	483,746
BorgWarner, Inc.	7,574	341,360
Bridgestone Corp.	2,600	115,022
Fox Factory Holding Corp.(2)	405	65,185
Hyundai Mobis Co. Ltd.	589	127,324
Linamar Corp.	1,195	65,727
Sumitomo Rubber Industries Ltd.	5,300	65,318
Valeo	3,602	105,834
		1,369,516
Automobiles — 0.3%
Bayerische Motoren Werke AG	2,852	288,155
Daimler AG	3,848	381,962
Honda Motor Co. Ltd., ADR	4,497	133,021
Nissan Motor Co. Ltd.(2)	31,600	160,839
Tesla, Inc.(2)	270	300,780
		1,264,757

Banks — 1.1%
AIB Group plc(2)	10,349	28,009
Banco Bilbao Vizcaya Argentaria SA	24,531	171,671
Banco Bradesco SA	32,086	96,989
Banco do Brasil SA	18,400	93,079
Bancorp, Inc. (The)(2)	1,365	41,701
Bank of America Corp.	7,557	361,074
Barclays plc	103,692	286,135
BNP Paribas SA	3,650	244,321
CaixaBank SA	30,650	88,108
Canadian Western Bank	806	25,783
Commerce Bancshares, Inc.	634	44,703
Erste Group Bank AG	2,874	123,254
First Hawaiian, Inc.	5,983	165,071
HDFC Bank Ltd., ADR	1,588	114,193
HSBC Holdings plc	27,600	166,152
JPMorgan Chase & Co.	2,511	426,594
Jyske Bank A/S(2)	551	26,882
M&T Bank Corp.	1,915	281,735
Mitsubishi UFJ Financial Group, Inc.	43,000	235,790
Mizuho Financial Group, Inc.	11,490	151,645
Prosperity Bancshares, Inc.	3,293	247,996
Regions Financial Corp.	11,962	283,260
Silvergate Capital Corp., Class A(2)	298	46,673
Societe Generale SA	3,425	114,408
Standard Chartered plc (London)	13,904	94,033
Sumitomo Mitsui Financial Group, Inc.	4,200	136,288
Triumph Bancorp, Inc.(2)	612	71,788
Truist Financial Corp.	7,065	448,416
UniCredit SpA	5,178	68,450
Virgin Money UK plc(2)	7,823	21,825
Westamerica Bancorporation	2,526	140,850
		4,846,876
Beverages — 0.1%
Celsius Holdings, Inc.(2)	834	80,498
MGP Ingredients, Inc.	513	32,940
PepsiCo, Inc.	2,006	324,169
Royal Unibrew A/S	238	29,566
		467,173
Biotechnology — 0.3%
Acceleron Pharma, Inc.(2)	220	38,320
ADC Therapeutics SA(2)	1,144	33,164
Alnylam Pharmaceuticals, Inc.(2)	742	118,393
Amgen, Inc.	435	90,032
Arcutis Biotherapeutics, Inc.(2)	1,170	24,781
Arena Pharmaceuticals, Inc.(2)	384	22,038
Biohaven Pharmaceutical Holding Co. Ltd.(2)	427	60,771
Blueprint Medicines Corp.(2)	438	49,271
Bridgebio Pharma, Inc.(2)(3)	731	36,097
CareDx, Inc.(2)	532	27,132
Centessa Pharmaceuticals plc, ADR(2)(3)	1,193	20,520
CSL Ltd.	596	135,614
Cytokinetics, Inc.(2)	982	34,282
Deciphera Pharmaceuticals, Inc.(2)	849	28,348
Erasca, Inc.(2)	852	16,852

Fate Therapeutics, Inc.(2)	371	19,960
Global Blood Therapeutics, Inc.(2)	973	35,534
Halozyme Therapeutics, Inc.(2)	1,208	45,988
Heron Therapeutics, Inc.(2)	911	10,030
Horizon Therapeutics plc(2)	1,455	174,469
Immunovant, Inc.(2)	730	5,869
Insmed, Inc.(2)	1,575	47,486
Intellia Therapeutics, Inc.(2)	198	26,330
Invitae Corp.(2)(3)	671	17,781
Iovance Biotherapeutics, Inc.(2)	426	10,356
KalVista Pharmaceuticals, Inc.(2)	881	15,840
Karuna Therapeutics, Inc.(2)	365	51,239
Kinnate Biopharma, Inc.(2)(3)	602	14,309
Kymera Therapeutics, Inc.(2)	452	26,614
Natera, Inc.(2)	1,304	149,399
Relay Therapeutics, Inc.(2)	575	19,119
Sigilon Therapeutics, Inc.(2)	1,040	5,606
Turning Point Therapeutics, Inc.(2)	822	34,179
Vertex Pharmaceuticals, Inc.(2)	203	37,541
Vitrolife AB	214	13,928
		1,497,192
Building Products — 0.2%
Johnson Controls International plc	3,839	281,668
Masco Corp.	1,916	125,594
Masonite International Corp.(2)	498	59,765
Sanwa Holdings Corp.	2,000	23,327
Trane Technologies plc	1,123	203,184
Trex Co., Inc.(2)	496	52,774
Zurn Water Solutions Corp.	2,757	100,024
		846,336
Capital Markets — 0.9%
Ameriprise Financial, Inc.	1,372	414,522
Bank of New York Mellon Corp. (The)	9,550	565,360
BlackRock, Inc.	236	222,656
Credit Suisse Group AG	19,150	199,193
Euronext NV	249	28,014
flatexDEGIRO AG(2)	46	1,045
GCM Grosvenor, Inc., Class A	2,506	28,694
Intercontinental Exchange, Inc.	784	108,553
Intermediate Capital Group plc	883	26,485
LPL Financial Holdings, Inc.	1,865	305,897
MarketAxess Holdings, Inc.	155	63,344
Morgan Stanley	3,860	396,731
MSCI, Inc.	366	243,346
Northern Trust Corp.	4,914	604,618
Open Lending Corp., Class A(2)	2,034	64,112
Partners Group Holding AG	100	174,695
S&P Global, Inc.	579	274,539
State Street Corp.	1,552	152,950
T. Rowe Price Group, Inc.	1,234	267,630
		4,142,384
Chemicals — 0.3%
Air Liquide SA	590	98,505
Air Products and Chemicals, Inc.	342	102,535
Albemarle Corp.	382	95,679

Axalta Coating Systems Ltd.(2)	7,022	219,016
Diversey Holdings Ltd.(2)	3,285	57,159
Ecolab, Inc.	426	94,666
Element Solutions, Inc.	6,587	149,591
Koninklijke DSM NV	672	146,817
Linde plc	848	270,682
OCI NV(2)	521	14,770
Sherwin-Williams Co. (The)	450	142,474
		1,391,894
Commercial Services and Supplies — 0.1%
Brink's Co. (The)	1,068	73,564
Clean Harbors, Inc.(2)	804	90,482
Driven Brands Holdings, Inc.(2)	2,845	92,377
Elis SA(2)	1,315	24,969
Japan Elevator Service Holdings Co. Ltd.	1,100	23,838
Republic Services, Inc.	1,406	189,247
		494,477
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	612	250,730
Cisco Systems, Inc.	4,483	250,914
F5 Networks, Inc.(2)	2,487	525,130
Juniper Networks, Inc.	5,662	167,142
Telefonaktiebolaget LM Ericsson, B Shares	7,366	80,403
		1,274,319
Construction and Engineering†
Arcadis NV	699	34,069
Hazama Ando Corp.	4,000	27,087
JTOWER, Inc.(2)	300	28,502
		89,658
Construction Materials†
Eagle Materials, Inc.	359	53,261
Summit Materials, Inc., Class A(2)	1,111	39,607
		92,868
Consumer Finance — 0.1%
American Express Co.	1,021	177,430
goeasy Ltd.(3)	149	23,349
		200,779
Containers and Packaging — 0.3%
Amcor plc	8,490	102,474
Avery Dennison Corp.	1,060	230,783
Ball Corp.	2,714	248,277
Intertape Polymer Group, Inc.	1,588	36,081
Packaging Corp. of America	1,600	219,792
SIG Combibloc Group AG(2)	1,105	28,899
Sonoco Products Co.	7,805	452,300
		1,318,606
Distributors†
D'ieteren Group	215	37,071
Diversified Consumer Services†
Chegg, Inc.(2)	612	36,377
European Wax Center, Inc., Class A(2)	1,880	59,935
IDP Education Ltd.	1,154	32,650
		128,962
Diversified Financial Services†
Wendel SE	170	22,646

Zenkoku Hosho Co. Ltd.	700	33,827
		56,473
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	21,417	40,689
Cellnex Telecom SA	2,851	175,336
IHS Holding Ltd.(2)	2,968	49,922
Verizon Communications, Inc.	848	44,935
		310,882
Electric Utilities — 0.4%
Edison International	7,721	485,883
Evergy, Inc.	2,566	163,582
Eversource Energy	1,818	154,348
Iberdrola SA	9,403	111,136
NextEra Energy, Inc.	5,091	434,415
Pinnacle West Capital Corp.	3,411	219,975
Xcel Energy, Inc.	1,701	109,868
		1,679,207
Electrical Equipment — 0.5%
AMETEK, Inc.	1,397	184,963
Eaton Corp. plc	998	164,431
Emerson Electric Co.	4,335	420,538
Generac Holdings, Inc.(2)	253	126,136
Hexatronic Group AB(3)	449	19,705
Hubbell, Inc.	959	191,196
Nexans SA	260	26,087
nVent Electric plc	14,906	528,418
Plug Power, Inc.(2)	1,579	60,428
Regal Rexnord Corp.	733	111,658
Rockwell Automation, Inc.	732	233,801
Schneider Electric SE	1,177	202,936
Sensata Technologies Holding plc(2)	1,244	68,544
Ushio, Inc.	900	16,101
		2,354,942
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	895	167,052
Cognex Corp.	3,536	309,718
Comet Holding AG	67	24,930
Fabrinet(2)	279	26,784
Hexagon AB, B Shares	9,121	146,790
Jabil, Inc.	452	27,102
Keyence Corp.	200	120,723
Keysight Technologies, Inc.(2)	2,764	497,575
National Instruments Corp.	893	37,926
nLight, Inc.(2)	1,332	37,456
Sesa SpA	159	31,194
TE Connectivity Ltd.	310	45,260
		1,472,510
Energy Equipment and Services — 0.1%
Baker Hughes Co.	10,539	264,318
Schlumberger NV	6,690	215,820
		480,138
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA(2)	163	11,855
Electronic Arts, Inc.	661	92,705
Live Nation Entertainment, Inc.(2)	975	98,621

ROBLOX Corp., Class A(2)	588	49,404
Roku, Inc.(2)	525	160,073
Sea Ltd., ADR(2)	376	129,182
Walt Disney Co. (The)(2)	1,964	332,054
Zynga, Inc., Class A(2)	4,876	35,985
		909,879
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Campus Communities, Inc.	2,729	146,602
AvalonBay Communities, Inc.	953	225,556
Brixmor Property Group, Inc.	2,695	63,171
Capital & Counties Properties plc	30,312	68,366
Charter Hall Group	6,032	79,139
Comforia Residential REIT, Inc.	19	55,380
CoreSite Realty Corp.	668	95,163
Digital Realty Trust, Inc.	1,487	234,664
DigitalBridge Group, Inc.(2)	4,830	32,361
Dream Industrial Real Estate Investment Trust	3,255	44,580
Empire State Realty Trust, Inc., Class A	3,713	35,942
Equinix, Inc.	247	206,756
Equity Residential	1,662	143,597
Essential Properties Realty Trust, Inc.	1,566	46,651
Essex Property Trust, Inc.	1,261	428,652
Extra Space Storage, Inc.	1,179	232,699
Fibra Uno Administracion SA de CV	79,174	78,759
Goodman Group	9,008	149,144
Healthcare Trust of America, Inc., Class A	9,352	312,263
Healthpeak Properties, Inc.	9,677	343,630
Host Hotels & Resorts, Inc.(2)	9,531	160,407
Ingenia Communities Group	16,495	81,555
Innovative Industrial Properties, Inc.(3)	798	209,946
Invincible Investment Corp.	137	54,163
Invitation Homes, Inc.	7,833	323,111
Iron Mountain, Inc.	1,652	75,397
Japan Hotel REIT Investment Corp.	13	7,851
Kilroy Realty Corp.	1,164	78,430
Kimco Realty Corp.	6,410	144,866
Kite Realty Group Trust	2,592	52,618
Klepierre SA(2)	4,137	98,487
LaSalle Logiport REIT	29	48,214
Life Storage, Inc.	1,666	222,927
Link REIT	4,700	41,639
Mapletree Commercial Trust	34,700	56,128
Mapletree Logistics Trust	32,600	48,885
MGM Growth Properties LLC, Class A	6,831	269,005
Mitsubishi Estate Logistics REIT Investment Corp.	10	43,242
NETSTREIT Corp.	1,601	38,808
Orix JREIT, Inc.	42	69,682
Outfront Media, Inc.	1,156	28,773
Prologis, Inc.	7,867	1,140,400
Realty Income Corp.	2,204	157,432
Regency Centers Corp.	2,695	189,755
Rexford Industrial Realty, Inc.	2,708	181,978
Ryman Hospitality Properties, Inc.(2)	1,299	111,116
Scentre Group	47,542	108,438
Segro plc	6,968	123,156

Shaftesbury plc(3)	8,673	74,025
Simon Property Group, Inc.	2,524	369,968
SOSiLA Logistics REIT, Inc.	27	40,600
Sun Communities, Inc.	915	179,322
Tritax Big Box REIT plc	11,304	34,787
UDR, Inc.	3,918	217,567
Ventas, Inc.	1,891	100,923
VICI Properties, Inc.	3,292	96,620
Welltower, Inc.	2,596	208,718
Weyerhaeuser Co.	2,121	75,762
Workspace Group plc	7,269	81,722
		8,669,498
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	282	138,614
Grocery Outlet Holding Corp.(2)	947	21,014
Koninklijke Ahold Delhaize NV	11,880	386,485
MARR SpA	938	22,102
MatsukiyoCocokara & Co.	600	26,604
Sysco Corp.	4,730	363,737
Zur Rose Group AG(2)	238	84,654
		1,043,210
Food Products — 0.3%
Bakkafrost P/F	202	18,686
Conagra Brands, Inc.	14,184	456,725
General Mills, Inc.	2,761	170,630
Glanbia plc	792	12,934
J.M. Smucker Co. (The)	1,541	189,327
Kellogg Co.	2,467	151,227
Mondelez International, Inc., Class A	2,654	161,204
Orkla ASA	19,459	189,266
Sovos Brands, Inc.(2)	3,380	54,621
Vital Farms, Inc.(2)	740	12,151
Whole Earth Brands, Inc.(2)	3,120	37,845
		1,454,616
Gas Utilities — 0.1%
Atmos Energy Corp.	2,240	206,349
Nippon Gas Co. Ltd.	700	8,682
Spire, Inc.	2,608	163,678
		378,709
Health Care Equipment and Supplies — 0.7%
Align Technology, Inc.(2)	159	99,275
Arjo AB, B Shares	2,080	28,365
Becton Dickinson and Co.	1,054	252,528
DexCom, Inc.(2)	389	242,429
Eckert & Ziegler Strahlen- und Medizintechnik AG	114	17,070
Edwards Lifesciences Corp.(2)	1,931	231,372
Envista Holdings Corp.(2)	4,714	184,317
IDEXX Laboratories, Inc.(2)	384	255,798
Inari Medical, Inc.(2)	630	57,028
Inmode Ltd.(2)	296	28,043
Koninklijke Philips NV	4,240	200,340
Medtronic plc	1,392	166,845
Menicon Co. Ltd.	500	18,772
NeuroPace, Inc.(2)	1,500	22,740
Ortho Clinical Diagnostics Holdings plc(2)	2,864	56,621

ResMed, Inc.	181	47,587
SI-BONE, Inc.(2)	1,775	40,026
Silk Road Medical, Inc.(2)	943	55,364
Tandem Diabetes Care, Inc.(2)	534	72,800
Teleflex, Inc.	335	119,575
Zimmer Biomet Holdings, Inc.	5,284	756,246
		2,953,141
Health Care Providers and Services — 0.8%
Alfresa Holdings Corp.	6,800	95,859
Amedisys, Inc.(2)	506	85,686
AmerisourceBergen Corp.	1,148	140,079
Amvis Holdings, Inc.	300	21,739
Cardinal Health, Inc.	5,550	265,345
Centene Corp.(2)	3,018	215,002
Chartwell Retirement Residences	5,877	56,700
Cigna Corp.	1,051	224,504
Covetrus, Inc.(2)	1,288	26,005
CVS Health Corp.	2,279	203,469
Encompass Health Corp.	1,387	88,158
HealthEquity, Inc.(2)	1,053	69,688
Henry Schein, Inc.(2)	5,169	394,653
Humana, Inc.	229	106,064
McKesson Corp.	1,666	346,328
Progyny, Inc.(2)	932	57,253
Quest Diagnostics, Inc.	2,204	323,503
R1 RCM, Inc.(2)	5,952	129,158
RadNet, Inc.(2)	1,180	36,686
Tenet Healthcare Corp.(2)	577	41,348
UnitedHealth Group, Inc.	694	319,566
Universal Health Services, Inc., Class B	3,247	402,953
		3,649,746
Health Care Technology — 0.2%
Cerner Corp.	6,545	486,228
Health Catalyst, Inc.(2)	1,343	70,696
OptimizeRx Corp.(2)	607	58,697
Veeva Systems, Inc., Class A(2)	723	229,198
		844,819
Hotels, Restaurants and Leisure — 0.4%
Autogrill SpA(2)(3)	3,146	24,698
Basic-Fit NV(2)(3)	492	23,889
Booking Holdings, Inc.(2)	61	147,668
Chipotle Mexican Grill, Inc.(2)	165	293,540
Churchill Downs, Inc.	317	72,910
Corporate Travel Management Ltd.(2)	1,537	28,477
Cracker Barrel Old Country Store, Inc.	934	124,381
Expedia Group, Inc.(2)	1,004	165,068
Food & Life Cos. Ltd.	700	30,340
Greggs plc	775	32,393
Hilton Worldwide Holdings, Inc.(2)	1,931	277,967
Planet Fitness, Inc., Class A(2)	618	49,162
SeaWorld Entertainment, Inc.(2)	1,126	71,501
Sodexo SA(2)	2,832	275,523
Whitbread plc(2)	2,599	116,273
Wingstop, Inc.	370	63,814

Wyndham Hotels & Resorts, Inc.	609	51,442
		1,849,046
Household Durables — 0.1%
Haseko Corp.	4,700	61,199
Lovesac Co. (The)(2)	759	59,210
Open House Co. Ltd.	1,100	70,150
Sonos, Inc.(2)	1,751	57,118
Taylor Wimpey plc	106,075	224,434
Token Corp.	400	32,616
		504,727
Household Products — 0.1%
Colgate-Palmolive Co.	1,165	88,761
Kimberly-Clark Corp.	1,938	250,952
Procter & Gamble Co. (The)	1,679	240,080
		579,793
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	600	33,535
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,225	267,809
Lifco AB, B Shares	461	13,442
Turkiye Sise ve Cam Fabrikalari AS	204,096	183,590
		464,841
Insurance — 0.6%
Aegon NV	19,220	97,489
Aflac, Inc.	7,445	399,573
AIA Group Ltd.	10,600	118,794
Allstate Corp. (The)	2,017	249,442
Arthur J. Gallagher & Co.	584	97,919
ASR Nederland NV	489	22,858
Chubb Ltd.	2,703	528,112
Goosehead Insurance, Inc., Class A	292	42,136
Kinsale Capital Group, Inc.	365	68,310
Marsh & McLennan Cos., Inc.	770	128,436
Palomar Holdings, Inc.(2)	500	45,725
Progressive Corp. (The)	1,046	99,245
Prudential Financial, Inc.	901	99,155
Reinsurance Group of America, Inc.	3,470	409,738
Ryan Specialty Group Holdings, Inc., Class A(2)	1,297	49,014
Storebrand ASA	2,293	24,593
Travelers Cos., Inc. (The)	832	133,852
		2,614,391
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	404	1,196,212
Baidu, Inc., Class A(2)	8,800	179,820
carsales.com Ltd.	1,114	20,848
Eventbrite, Inc., Class A(2)	2,099	42,484
fuboTV, Inc.(2)(3)	1,050	31,300
Match Group, Inc.(2)	1,234	186,063
Meta Platforms, Inc., Class A(2)	885	286,359
Pinterest, Inc., Class A(2)	2,470	110,261
QuinStreet, Inc.(2)	4,061	56,854
Tencent Holdings Ltd.	3,600	218,987
		2,329,188
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.(2)	8,000	164,501

Amazon.com, Inc.(2)	255	859,970
BHG Group AB(2)	174	2,007
Chewy, Inc., Class A(2)(3)	1,271	96,342
Etsy, Inc.(2)	690	172,976
Revolve Group, Inc.(2)	532	39,921
		1,335,717
IT Services — 0.7%
Accenture plc, Class A	808	289,902
Adyen NV(2)	68	205,177
Alten SA	162	26,105
Amdocs Ltd.	1,977	153,890
Atos SE	1,329	69,337
Capgemini SE	931	217,075
Capita plc(2)	51,511	33,434
Cloudflare, Inc., Class A(2)	773	150,519
DigitalOcean Holdings, Inc.(2)	696	67,923
Edenred	1,800	97,400
Endava plc, ADR(2)	226	35,812
ENECHANGE Ltd.(2)	200	9,346
EPAM Systems, Inc.(2)	301	202,645
Euronet Worldwide, Inc.(2)	1,015	113,873
Hennge KK(2)	300	14,836
I3 Verticals, Inc., Class A(2)	989	22,144
Indra Sistemas SA(2)	6,431	77,779
Mastercard, Inc., Class A	776	260,363
MAXIMUS, Inc.	944	79,834
NEXTDC Ltd.(2)	3,063	27,343
Nuvei Corp.(2)	198	23,843
Okta, Inc.(2)	747	184,643
PayPal Holdings, Inc.(2)	1,222	284,225
Perficient, Inc.(2)	489	60,440
Remitly Global, Inc.(2)	287	8,788
Repay Holdings Corp.(2)	689	14,476
Square, Inc., Class A(2)	503	128,013
TDCX, Inc., ADR(2)	520	14,914
Thoughtworks Holding, Inc.(2)	848	24,499
Twilio, Inc., Class A(2)	195	56,815
Visa, Inc., Class A	1,295	274,242
		3,229,635
Leisure Products — 0.1%
Accell Group NV(2)	255	10,513
BRP, Inc.	216	18,993
Brunswick Corp.	651	60,602
Callaway Golf Co.(2)	2,288	61,890
Hayward Holdings, Inc.(2)	2,971	68,897
Peloton Interactive, Inc., Class A(2)	923	84,399
Polaris, Inc.	1,643	188,863
Solo Brands, Inc., Class A(2)	778	14,284
		508,441
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(2)	547	88,215
Agilent Technologies, Inc.	2,464	388,055
Bio-Techne Corp.	334	174,899
ICON plc(2)	450	129,046
Lonza Group AG	203	166,825

Mettler-Toledo International, Inc.(2)	155	229,536
NeoGenomics, Inc.(2)	1,221	56,166
Repligen Corp.(2)	427	124,044
Thermo Fisher Scientific, Inc.	397	251,329
Wuxi Biologics Cayman, Inc.(2)	8,000	121,176
		1,729,291
Machinery — 0.4%
AGCO Corp.	420	51,328
ANDRITZ AG	551	31,296
Astec Industries, Inc.	711	37,953
Cargotec Oyj, B Shares	158	8,182
Crane Co.	249	25,717
Cummins, Inc.	1,232	295,483
Graco, Inc.	1,451	109,086
IHI Corp.	1,100	25,694
IMI plc	2,159	48,214
John Bean Technologies Corp.	462	68,261
Kornit Digital Ltd.(2)	201	33,623
Metso Outotec Oyj	524	5,264
Oshkosh Corp.	2,039	218,173
PACCAR, Inc.	2,621	234,894
Parker-Hannifin Corp.	1,414	419,378
Techtronic Industries Co. Ltd.	5,500	112,999
Timken Co. (The)	424	30,083
Xylem, Inc.	935	122,102
		1,877,730
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA(2)	4,384	17,870
Comcast Corp., Class A	2,312	118,906
Criteo SA, ADR(2)	232	7,665
Fox Corp., Class B	9,561	353,375
Future plc	762	36,761
Nordic Entertainment Group AB, B Shares(2)	442	25,631
Publicis Groupe SA	3,083	206,973
Storytel AB(2)(3)	236	4,653
WPP plc	18,649	269,567
		1,041,401
Metals and Mining — 0.1%
APERAM SA	310	18,484
Mineral Resources Ltd.	444	13,053
MMC Norilsk Nickel PJSC	689	215,083
OZ Minerals Ltd.	1,476	28,076
Teck Resources Ltd., Class B	5,978	166,786
		441,482
Multi-Utilities — 0.1%
NorthWestern Corp.	6,173	350,997
Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	3,490	376,082
Magazine Luiza SA	20,534	39,367
Marks & Spencer Group plc(2)	9,223	23,184
Target Corp.	469	121,762
		560,395
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	9,967	742,442
Devon Energy Corp.	7,403	296,712

Matador Resources Co.	2,091	87,508
Neste Oyj	2,007	111,733
Pioneer Natural Resources Co.	1,229	229,799
Surgutneftegas PJSC, Preference Shares	282,831	154,066
TotalEnergies SE	1,414	70,806
Whitecap Resources, Inc.(3)	16,508	99,107
		1,792,173
Paper and Forest Products — 0.1%
Mondi plc	14,219	355,102
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	321	104,110
Pharmaceuticals — 0.6%
ALK-Abello A/S(2)	56	24,270
Arvinas, Inc.(2)	352	30,476
AstraZeneca plc	629	78,689
AstraZeneca plc, ADR	4,907	306,099
Bristol-Myers Squibb Co.	3,545	207,028
Dermapharm Holding SE	254	25,548
Edgewise Therapeutics, Inc.(2)(3)	853	14,074
GlaxoSmithKline plc	19,144	397,445
Harmony Biosciences Holdings, Inc.(2)(3)	540	22,394
Laboratorios Farmaceuticos Rovi SA	378	26,521
Merck & Co., Inc.	2,239	197,144
Novartis AG	1,546	127,874
Novo Nordisk A/S, B Shares	2,736	300,016
Reata Pharmaceuticals, Inc., Class A(2)	185	17,762
Sanofi	1,159	116,415
Sanofi, ADR	4,108	207,166
Takeda Pharmaceutical Co. Ltd.	5,800	162,782
Ventyx Biosciences, Inc.(2)	1,066	21,661
Zoetis, Inc.	1,015	219,443
		2,502,807
Professional Services — 0.3%
ASGN, Inc.(2)	406	48,582
Bureau Veritas SA	3,905	124,121
CoStar Group, Inc.(2)	1,305	112,295
DKSH Holding AG	294	23,565
en Japan, Inc.	500	19,856
First Advantage Corp.(2)	3,317	62,028
Hays plc	11,138	25,241
HireRight Holdings Corp.(2)	2,334	40,261
IHS Markit Ltd.	366	47,844
IR Japan Holdings Ltd.	100	9,222
Jacobs Engineering Group, Inc.	1,344	188,724
Outsourcing, Inc.	1,500	28,775
Recruit Holdings Co. Ltd.	3,400	226,165
Sterling Check Corp.(2)	1,275	27,349
Teleperformance	317	132,415
TransUnion	683	78,743
Verisk Analytics, Inc.	625	131,419
Visional, Inc.(2)	400	31,095
		1,357,700
Real Estate Management and Development — 0.2%
Altus Group Ltd.	709	37,186
Capitaland Investment Ltd.(2)	16,500	42,091

CBRE Group, Inc., Class A(2)	694	72,232
Colliers International Group, Inc.	190	27,620
Colliers International Group, Inc. (Toronto)	173	25,097
CTP NV(3)	3,152	66,936
Fastighets AB Balder, B Shares(2)	337	24,435
FirstService Corp.	70	13,962
Grainger plc	12,068	50,756
Hulic Co. Ltd.	4,200	40,385
Newmark Group, Inc., Class A	3,067	45,637
Relo Group, Inc.	700	14,560
Samhallsbyggnadsbolaget i Norden AB	6,090	40,826
Savills plc	1,353	26,315
Tokyu Fudosan Holdings Corp.	17,100	99,084
Tricon Residential, Inc.	1,379	20,078
Tricon Residential, Inc. (Toronto)(3)	11,371	165,475
VGP NV	163	42,157
		854,832
Road and Rail — 0.1%
Canadian Pacific Railway Ltd.	1,385	107,199
Heartland Express, Inc.	9,757	159,332
Norfolk Southern Corp.	491	143,887
TFI International, Inc.	252	27,943
Union Pacific Corp.	459	110,802
		549,163
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(2)	1,116	134,177
AIXTRON SE	486	11,542
Applied Materials, Inc.	1,476	201,695
ASM International NV	30	13,578
ASML Holding NV	290	235,741
BE Semiconductor Industries NV	274	25,034
Enphase Energy, Inc.(2)	796	184,378
Ichor Holdings Ltd.(2)	1,483	64,837
Infineon Technologies AG	3,094	144,896
MACOM Technology Solutions Holdings, Inc.(2)	1,171	81,759
Marvell Technology, Inc.	3,303	226,256
Monolithic Power Systems, Inc.	133	69,886
Nova Ltd.(2)	245	26,612
NVIDIA Corp.	2,075	530,515
Onto Innovation, Inc.(2)	783	62,021
Power Integrations, Inc.	566	58,417
Semtech Corp.(2)	1,100	93,533
Skyworks Solutions, Inc.	778	130,027
SOITEC(2)	59	15,709
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	212,203
Texas Instruments, Inc.	1,255	235,287
		2,758,103
Software — 1.4%
Adobe, Inc.(2)	360	234,130
Atlassian Corp. plc, Class A(2)	523	239,602
Autodesk, Inc.(2)	425	134,984
Cadence Design Systems, Inc.(2)	2,389	413,560
CDK Global, Inc.	3,880	168,858
Coupa Software, Inc.(2)	319	72,636
Darktrace plc(2)	623	6,850

Dassault Systemes SE	2,235	130,518
Datadog, Inc., Class A(2)	817	136,480
Descartes Systems Group, Inc. (The)(2)	297	24,255
DocuSign, Inc.(2)	930	258,810
Enfusion, Inc., Class A(2)	1,123	23,167
Everbridge, Inc.(2)	310	49,386
HubSpot, Inc.(2)	385	311,939
Kinaxis, Inc.(2)(3)	154	23,901
Lightspeed Commerce, Inc.(2)	274	26,707
m-up Holdings, Inc.	400	13,676
Manhattan Associates, Inc.(2)	2,249	408,283
Microsoft Corp.	5,833	1,934,339
Model N, Inc.(2)	1,374	44,531
nCino, Inc.(2)	759	55,149
Open Text Corp.	4,975	250,491
Palantir Technologies, Inc., Class A(2)	7,493	193,919
Palo Alto Networks, Inc.(2)	852	433,745
Paycor HCM, Inc.(2)	1,692	54,888
Paylocity Holding Corp.(2)	293	89,406
SailPoint Technologies Holdings, Inc.(2)	1,016	48,748
salesforce.com, Inc.(2)	538	161,233
ServiceNow, Inc.(2)	81	56,519
Sprout Social, Inc., Class A(2)	735	93,845
SPS Commerce, Inc.(2)	347	52,997
Tenable Holdings, Inc.(2)	1,707	90,898
Workday, Inc., Class A(2)	239	69,305
		6,307,755
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,170	489,378
Arko Corp.(2)	3,156	30,266
Burlington Stores, Inc.(2)	740	204,455
Carvana Co.(2)	413	125,213
City Chic Collective Ltd.(2)	5,605	26,229
Five Below, Inc.(2)	399	78,723
Floor & Decor Holdings, Inc., Class A(2)	1,175	159,706
Home Depot, Inc. (The)	1,175	436,795
Leslie's, Inc.(2)	3,225	66,693
Musti Group Oyj(2)	668	26,277
National Vision Holdings, Inc.(2)	1,121	69,098
Nextage Co. Ltd.	1,700	31,156
Pets at Home Group plc	4,561	30,098
TJX Cos., Inc. (The)	2,176	142,506
Tractor Supply Co.	347	75,358
Watches of Switzerland Group plc(2)	2,310	35,869
WH Smith plc(2)	59	1,263
		2,029,083
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	5,938	889,512
HP, Inc.	11,366	344,731
		1,234,243
Textiles, Apparel and Luxury Goods — 0.3%
Asics Corp.	600	14,953
Capri Holdings Ltd.(2)	521	27,738
Crocs, Inc.(2)	589	95,094
Deckers Outdoor Corp.(2)	202	79,853

Li Ning Co. Ltd.	10,500	115,868
lululemon athletica, Inc.(2)	543	253,044
LVMH Moet Hennessy Louis Vuitton SE	167	130,948
NIKE, Inc., Class B	1,783	298,278
Pandora A/S	157	21,970
Puma SE	1,111	137,819
		1,175,565
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	9,015	109,352
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	1,015	22,708
Ashtead Group plc	1,923	161,167
Beacon Roofing Supply, Inc.(2)	1,904	100,665
Diploma plc	733	30,124
Electrocomponents plc	2,059	31,679
Finning International, Inc.	2,525	74,754
Grafton Group plc	1,755	32,235
H&E Equipment Services, Inc.	999	45,035
Howden Joinery Group plc	1,998	25,151
MSC Industrial Direct Co., Inc., Class A	4,435	372,850
NOW, Inc.(2)	3,503	25,292
W.W. Grainger, Inc.	339	156,994
Yamazen Corp.	2,300	21,310
		1,099,964
TOTAL COMMON STOCKS (Cost $58,992,080)		89,275,848
U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Bills, 0.10%, 11/4/21(4)	450,000	449,999
U.S. Treasury Bills, 0.07%, 12/7/21(4)	500,000	499,974
U.S. Treasury Bills, 0.08%, 12/9/21(4)	300,000	299,981
U.S. Treasury Bills, 0.08%, 12/14/21(4)	460,000	459,968
U.S. Treasury Bills, 0.08%, 12/16/21(4)	1,010,000	1,009,908
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,396,328
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	1,305,078
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	505,368
U.S. Treasury Bonds, 2.50%, 2/15/45(5)	1,700,000	1,863,691
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	716,766
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	1,019,037
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	984,063
U.S. Treasury Cash Management Bills, 0.06%, 11/1/21(4)	1,330,000	1,330,000
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,249,531	2,589,093
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	406,965	496,359
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	605,340	753,257
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	594,940	724,522
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	580,865	730,776
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	566,645	746,004
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	735,532	837,427
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,318,532	3,446,315
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,644,143	3,857,051
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	10,081,050	10,810,944
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,292,481	2,463,898
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,289,355	4,623,725
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	226,502	251,312
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	3,881,710	4,367,494
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,708,550	3,146,361

U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		6,379,740	7,068,959
U.S. Treasury Notes, 0.375%, 3/31/22		200,000	200,231
U.S. Treasury Notes, 2.25%, 8/15/27(5)		300,000	315,633
U.S. Treasury Notes, 0.625%, 5/15/30		1,250,000	1,161,719
TOTAL U.S. TREASURY SECURITIES (Cost $56,317,716)			60,431,241
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.4%
Australia — 0.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	798,928
Australia Government Bond, 3.00%, 3/21/47	AUD	505,000	395,421
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	228,554
			1,422,903
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(6)	EUR	126,000	151,804
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	140,000	170,509
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	101,000	184,493
			506,806
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	47,000	90,716
Canada — 1.3%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	3,163,542
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	882,887
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	244,917
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	579,147
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	384,448
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	368,199
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	36,369
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	95,035
			5,754,544
China — 1.9%
China Government Bond, 2.64%, 8/13/22	CNY	18,500,000	2,897,410
China Government Bond, 2.88%, 11/5/23	CNY	25,000,000	3,930,117
China Government Bond, 3.25%, 6/6/26	CNY	550,000	87,634
China Government Bond, 3.29%, 5/23/29	CNY	400,000	63,912
China Government Bond, 3.39%, 3/16/50	CNY	10,340,000	1,572,587
			8,551,660
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	124,206
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	96,380
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	83,442
Denmark Government Bond, 0.00%, 11/15/31(6)(7)	DKK	6,500,000	996,734
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	71,432
			1,151,608
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	173,000	233,120
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	1,750,000	1,970,982
			2,204,102
France — 0.6%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,631,268
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	850,000	957,452
			2,588,720
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	239,979

Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	247,852
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	318,360
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,200,920
			1,519,280
Japan — 2.0%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	280,451
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,862,692
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,745,394
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	11,400,000	119,079
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,059,910
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	227,753,872	2,069,418
			9,136,944
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	196,159
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	379,569
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	447,138
			826,707
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(6)(7)	EUR	95,000	109,946
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	401,000	482,467
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	63,000	119,288
			711,701
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	360,000	43,205
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,510,000	180,116
			223,321
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	169,403
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	60,175
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	218,150
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	5,000	6,347
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	164,000	201,934
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	16,000	24,851
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	30,000	63,469
			296,601
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	295,908
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	131,902
			427,810
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	108,985
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	312,817
			421,802
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	800,009
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $36,837,560)			37,987,538
CORPORATE BONDS — 6.3%
Aerospace and Defense†
Boeing Co. (The), 5.81%, 5/1/50		$100,000	137,280

Howmet Aerospace, Inc., 5.125%, 10/1/24		50,000	54,875
			192,155
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		432,000	453,708
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	46,800
			500,508
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	46,442
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	59,533
General Motors Co., 5.15%, 4/1/38		$290,000	350,650
			456,625
Banks — 1.1%
Akbank T.A.S., 5.00%, 10/24/22		50,000	51,093
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	110,051
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	246,958
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	141,521
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		$310,000	299,057
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	235,777
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	120,025
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	120,720
Citigroup, Inc., VRN, 3.52%, 10/27/28		$315,000	338,559
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,993
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	220,000	281,349
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	153,563
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	428,973
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	474,067
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	101,423
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	139,516
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	300,000	373,982
Intercorp Financial Services, Inc., 4.125%, 10/19/27(6)		$125,000	125,418
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	306,686
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	131,747
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$430,000	442,062
			4,896,540
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	229,897
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		385,000	462,938
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	249,489
			712,427
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	118,399
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32		$23,000	22,625
LPL Holdings, Inc., 4.375%, 5/15/31(6)		533,000	546,338
			687,362
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50		220,000	239,947
Equate Petrochemical BV, 4.25%, 11/3/26(6)		34,000	37,171
Westlake Chemical Corp., 2.875%, 8/15/41		75,000	72,603
			349,721
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	111,645
Waste Management, Inc., 2.50%, 11/15/50		160,000	152,072
			263,717
Containers and Packaging†
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)		10,000	10,034

Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	26,969
			37,003
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	66,528
Diversified Financial Services — 1.0%
Fiore Capital LLC, VRDN, 0.11%, 11/5/21 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.08%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(6)		41,000	41,576
			4,541,576
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	131,449
AT&T, Inc., 3.55%, 9/15/55		$127,000	128,831
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	68,659
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	47,308
Level 3 Financing, Inc., 4.625%, 9/15/27(6)		$232,000	238,090
Ooredoo International Finance Ltd., 3.75%, 6/22/26(6)		61,000	66,832
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	81,867
Verizon Communications, Inc., 1.75%, 1/20/31		180,000	170,091
Verizon Communications, Inc., 2.99%, 10/30/56		255,000	242,598
			1,175,725
Electric Utilities — 0.3%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	201,791
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	91,398
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,726
Exelon Corp., 4.45%, 4/15/46		90,000	111,448
Greenko Investment Co., 4.875%, 8/16/23(6)		41,000	41,436
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		41,000	44,848
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	49,617
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(6)		50,000	53,552
Northern States Power Co., 3.20%, 4/1/52		120,000	130,686
PacifiCorp, 2.90%, 6/15/52		130,000	129,502
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		375,000	372,767
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	34,082
			1,271,853
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61		81,000	80,603
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		506,000	554,405
EPR Properties, 3.60%, 11/15/31		84,000	84,298
IIP Operating Partnership LP, 5.50%, 5/25/26		230,000	242,908
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,722
			903,333
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		110,000	124,325
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,046
			196,371
Food Products†
MHP SE, 7.75%, 5/10/24(6)		$51,000	55,157
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(6)		14,000	15,190
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(6)		35,000	33,191
CVS Health Corp., 4.78%, 3/25/38		310,000	379,626
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	372,312
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	135,351
Team Health Holdings, Inc., 6.375%, 2/1/25(6)		10,000	8,867

Tenet Healthcare Corp., 6.125%, 10/1/28(6)		310,000	325,872
Universal Health Services, Inc., 2.65%, 10/15/30(6)		420,000	417,360
			1,687,769
Hotels, Restaurants and Leisure†
Golden Nugget, Inc., 6.75%, 10/15/24(6)		30,000	30,113
MGM Resorts International, 6.00%, 3/15/23		30,000	31,694
MGM Resorts International, 4.625%, 9/1/26		8,000	8,370
Penn National Gaming, Inc., 5.625%, 1/15/27(6)		35,000	36,181
Penn National Gaming, Inc., 4.125%, 7/1/29(6)		54,000	52,717
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		50,000	50,750
			209,825
Household Durables†
Meritage Homes Corp., 5.125%, 6/6/27		40,000	44,150
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50		230,000	293,246
Insurance — 0.1%
American International Group, Inc., 6.25%, 5/1/36		250,000	344,573
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	260,351
			604,924
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$61,000	64,977
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	144,326
Prosus NV, 3.68%, 1/21/30(6)		375,000	385,868
			530,194
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	125,327
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31		$400,000	398,310
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	27,632
CSC Holdings LLC, 7.50%, 4/1/28(6)		230,000	244,950
DISH DBS Corp., 7.75%, 7/1/26		200,000	222,500
ViacomCBS, Inc., 4.375%, 3/15/43		120,000	137,403
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,095
			755,580
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(6)		$200,000	208,247
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)		330,000	342,375
First Quantum Minerals Ltd., 6.50%, 3/1/24(6)		110,000	111,788
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		375,000	410,246
Teck Resources Ltd., 6.25%, 7/15/41		180,000	240,974
			1,313,630
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(6)		450,000	453,938
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	88,018
NiSource, Inc., 5.65%, 2/1/45		140,000	195,752
			283,770
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp., 7.625%, 2/1/29(6)		128,000	141,920
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	131,473
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	25,670
Enbridge, Inc., 3.40%, 8/1/51		150,000	154,558
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	266,414

Enterprise Products Operating LLC, 3.30%, 2/15/53	107,000	107,405
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)	375,000	369,478
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(6)	56,000	57,109
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(6)	56,000	75,686
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	178,355
MEG Energy Corp., 6.50%, 1/15/25(6)	17,000	17,425
MEG Energy Corp., 5.875%, 2/1/29(6)	160,000	164,800
Petroleos Mexicanos, 6.50%, 3/13/27	55,000	58,706
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	375,000	421,386
SM Energy Co., 5.00%, 1/15/24	25,000	24,912
Southwestern Energy Co., 6.45%, 1/23/25	19,000	20,734
		2,216,031
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC, 1.75%, 5/28/28	400,000	398,620
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)	69,000	70,364
Viatris, Inc., 4.00%, 6/22/50(6)	250,000	268,701
		737,685
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	20,088
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	100,000	123,097
		143,185
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	355,000	370,536
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.375%, 3/15/51	340,000	317,155
Rent-A-Center, Inc., 6.375%, 2/15/29(6)	110,000	115,087
		432,242
Technology Hardware, Storage and Peripherals — 0.1%
Western Digital Corp., 4.75%, 2/15/26	390,000	429,000
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	375,000	385,923
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	375,000	422,410
		808,333
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	97,000	102,335
Millicom International Cellular SA, 5.125%, 1/15/28(6)	91,800	95,908
Sprint Corp., 7.125%, 6/15/24	70,000	79,188
		277,431
TOTAL CORPORATE BONDS (Cost $28,086,433)		28,797,184
COMMERCIAL PAPER(4) — 3.8%
Alinghi Funding Co. LLC, 0.19%, 3/9/22(6)	250,000	249,853
Alinghi Funding Co. LLC, 0.23%, 5/24/22 (LOC: UBS AG)(6)	750,000	749,021
Bank of Nova Scotia, 0.21%, 9/20/22(6)	950,000	947,591
BPCE SA, 0.11%, 12/3/21(6)	1,050,000	1,049,936
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(6)	2,160,000	2,155,098
Commonwealth Bank of Australia, 0.18%, 4/19/22(6)	2,950,000	2,947,576
Credit Industriel et Commercial, 0.14%, 3/31/22(6)	650,000	649,705
Glencore Funding LLC, 0.12%, 12/7/21(6)	900,000	899,909
Regatta Funding Co. LLC, 0.19%, 1/19/22(6)	2,000,000	2,000,228
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(6)	1,080,000	1,079,990
Ridgefield Funding Co. LLC, 0.16%, 2/9/22 (LOC: BNP Paribas)(6)	300,000	299,889
Royal Bank of Canada (New York), VRN, 0.14%, (3-month LIBOR plus 0.01%), 1/27/22	775,000	775,150
Toronto-Dominion Bank (The), 0.23%, 4/11/22(6)	3,410,000	3,407,452

Washington Morgan Capital Co. LLC, Series A, 0.25%, 11/19/21 (LOC: Goldman Sachs & Co.)(6)	280,000	280,021
TOTAL COMMERCIAL PAPER (Cost $17,495,382)		17,491,419
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.52%, (3-month LIBOR plus 2.40%), 10/25/31(6)	425,000	425,021
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/15/30(6)	150,000	150,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.72%, (3-month LIBOR plus 1.60%), 4/17/33(6)	550,000	548,830
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/18/31(6)	425,000	425,630
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(6)	400,000	398,758
BlueMountain CLO Ltd., Series 2012-2A, Class CR2, VRN, 2.13%, (3-month LIBOR plus 2.00%), 11/20/28(6)	400,000	400,268
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.73%, (3-month LIBOR plus 2.60%), 4/22/32(6)	750,000	754,947
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.08%, (3-month LIBOR plus 2.95%), 7/20/32(6)	300,000	300,846
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.52%, (3-month LIBOR plus 1.40%), 4/17/31(6)	450,000	449,312
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 11/16/30(6)	400,000	399,999
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/17/30(6)	750,000	749,941
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 10/15/30(6)	250,000	250,003
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.09%, (3-month LIBOR plus 2.95%), 5/20/34(6)	300,000	301,720
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(6)	250,000	250,368
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/15/33(6)	300,000	300,015
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.27%, (3-month LIBOR plus 3.15%), 4/15/33(6)	150,000	150,007
Elmwood CLO V Ltd., Series 2020-2A, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 10/20/34(6)	350,000	349,463
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 1/17/34(6)	275,000	275,955
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.25%, (3-month LIBOR plus 1.12%), 7/20/31(6)	250,000	250,050
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 7/18/30(6)	500,000	500,003
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(6)	450,000	449,733
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 4/15/31(6)	400,000	398,723
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/18/31(6)	375,000	375,187
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.22%, (3-month LIBOR plus 2.10%), 1/25/32(6)	350,000	350,514
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.54%, (1-month LIBOR plus 1.45%), 10/16/36(6)	650,000	649,672
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(6)	175,000	175,596
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/20/33(6)	275,000	275,727
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.85%), 7/25/30(6)	250,000	248,134
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 10/19/32(6)	350,000	350,174
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.57%, (3-month LIBOR plus 2.45%), 10/15/32(6)	325,000	325,320
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(6)	325,000	325,541
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 2.63%, (3-month LIBOR plus 2.50%), 7/20/32(6)	550,000	552,158
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	500,496
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,574,625)		12,608,111
MUNICIPAL SECURITIES — 1.3%
Alaska Housing Finance Corp. Rev., VRDN, 0.05%, 11/1/21 (SBBPA: FHLB)	100,000	100,000
Alaska Housing Finance Corp. Rev., VRDN, 0.09%, 11/5/21	100,000	100,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	159,115
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.10%, 11/5/21 (LOC: Wells Fargo Bank N.A.)	100,000	100,000
California Statewide Communities Development Authority Rev., (Birchcrest Apartments), VRDN, 0.05%, 11/1/21 (LOC: U.S. Bank N.A.)	400,000	400,000
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 0.03%, 11/1/21 (LOC: TD Bank N.A.) (GA: Jewish Community Foundation MetroWest)	100,000	100,000
Development Authority of Tift County Rev., (Heatcraft Refrigeration Products LLC), VRDN, 0.10%, 11/5/21 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Illinois Housing Development Authority Rev., VRDN, 0.09%, 11/5/21 (LOC: FHLB)(LIQ FAC: FHLB)	710,000	710,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	43,405

Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.03%, 11/1/21 (GA: Chevron Corp.)	150,000	150,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	163,888
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	14,397
New York City GO, 6.27%, 12/1/37	40,000	58,167
New York State Housing Finance Agency Rev., VRDN, 0.11%, 11/5/21 (LIQ FAC: Bank of America N.A.)	355,000	355,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	129,927
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	71,558
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	135,417
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	203,639
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	249,556
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	102,912
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	129,674
State of California GO, 4.60%, 4/1/38	40,000	46,411
State of California GO, 7.55%, 4/1/39	30,000	50,579
State of California GO, 7.30%, 10/1/39	30,000	47,731
State of California GO, 7.60%, 11/1/40	65,000	112,855
State of Maryland GO, 2.65%, 3/15/22	200,000	201,846
State of Washington GO, 5.14%, 8/1/40	5,000	6,871
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.15%, 11/5/21 (LOC: Bank of America N.A.)	120,000	120,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 11/5/21 (LOC: JPMorgan Chase Bank N.A.)	1,325,000	1,325,000
TOTAL MUNICIPAL SECURITIES (Cost $5,452,297)		5,887,948
CERTIFICATES OF DEPOSIT — 0.9%
Banks — 0.9%
Nordea Bank Abp, 0.19%, 6/24/22	2,050,000	2,049,511
Standard Chartered Bank, 0.25%, 1/20/22	200,000	200,054
Svenska Handelsbanken AB, 0.23%, 5/10/22	1,800,000	1,800,528
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,050,612)		4,050,093
ASSET-BACKED SECURITIES — 0.9%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(6)	319,922	320,727
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	76,732	78,195
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	398,491
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	1,300,000	1,308,265
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(6)	523,663	513,893
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(6)	950,040	946,882
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(6)	140,209	140,162
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	199,756	206,747
TOTAL ASSET-BACKED SECURITIES (Cost $3,923,170)		3,913,362
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	80,728	83,109
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	694,281
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(6)	20,595	20,754
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.89%, 10/25/29(6)	76,583	78,285
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(6)	600,000	600,833
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	17,077	17,361
		1,494,623
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	486,613	86,091
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	207,716	211,250
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	179,275	189,930
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	110,120	116,055

FNMA, Series 2018-C04, Class 2M2, VRN, 2.64%, (1-month LIBOR plus 2.55%), 12/25/30	608,127	618,714
		1,222,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,664,536)		2,716,663
PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	378,584
Diversified Telecommunication Services†
Telefonica Europe BV, 5.875%	100,000	127,555
Electric Utilities — 0.1%
Electricite de France SA, 3.375%	200,000	240,906
Insurance — 0.1%
Allianz SE, 2.625%	200,000	228,272
Allianz SE, 3.375%	200,000	248,835
Credit Agricole Assurances SA, 4.25%	100,000	127,143
Intesa Sanpaolo Vita SpA, 4.75%	200,000	251,545
		855,795
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	366,234
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(6)	365,000	375,950
TOTAL PREFERRED STOCKS (Cost $2,440,119)		2,345,024
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.87%), 7/1/36	4,672	4,943
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	15,956	17,175
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	46,406	49,573
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	27,518	29,187
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	22,825	23,793
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	26,212	27,320
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	4,440	4,624
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	32,798	35,198
		191,813
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	67,227	79,517
FNMA, 3.50%, 3/1/34	66,095	70,569
GNMA, 2.50%, TBA	26,000	26,729
GNMA, 7.00%, 1/15/24	182	189
GNMA, 8.00%, 7/15/24	1,859	1,893
GNMA, 8.00%, 9/15/24	609	612
GNMA, 9.00%, 4/20/25	300	325
GNMA, 7.00%, 9/15/25	2,665	2,676
GNMA, 7.50%, 10/15/25	2,174	2,207
GNMA, 7.50%, 2/15/26	4,414	4,767
GNMA, 8.25%, 7/15/26	13,418	13,623
GNMA, 7.00%, 12/15/27	9,607	9,647
GNMA, 6.50%, 2/15/28	1,461	1,633
GNMA, 6.50%, 3/15/28	6,177	6,905
GNMA, 6.50%, 4/15/28	312	349
GNMA, 6.00%, 10/15/28	7,748	8,697
GNMA, 7.00%, 5/15/31	3,197	3,698
GNMA, 5.50%, 11/15/32	18,724	21,776
GNMA, 6.50%, 10/15/38	272,126	324,556
GNMA, 4.50%, 6/15/41	92,968	106,577

GNMA, 3.50%, 6/20/42	135,415	145,745
		832,690
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $946,947)		1,024,503
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	3,646	189,519
SPDR S&P 500 ETF Trust	575	264,069
TOTAL EXCHANGE-TRADED FUNDS (Cost $444,151)		453,588
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.69%, (1-month LIBOR plus 1.60%), 7/25/36(6) (Cost $300,232)	300,000	297,234
TEMPORARY CASH INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $29,648,253)	29,648,253	29,648,253
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $383,537)	383,537	383,537
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $381,681,744)		453,600,136
OTHER ASSETS AND LIABILITIES — 0.1%		566,920
TOTAL NET ASSETS — 100.0%		$454,167,056

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	841,845	AUD	1,141,547	Bank of America N.A.	12/15/21	$(17,027)
CAD	10,729	USD	8,479	Morgan Stanley	12/31/21	191
USD	4,555,184	CAD	5,774,949	Bank of America N.A.	12/15/21	(111,378)
USD	5,240	CAD	6,597	Morgan Stanley	12/31/21	(91)
USD	6,148	CAD	7,669	Morgan Stanley	12/31/21	(50)
USD	7,392	CAD	9,142	Morgan Stanley	12/31/21	4
USD	6,742	CAD	8,345	Morgan Stanley	12/31/21	(1)
USD	226,970	CAD	288,975	Morgan Stanley	12/31/21	(6,565)
USD	5,409	CAD	6,877	Morgan Stanley	12/31/21	(149)
USD	219,385	CHF	201,931	Morgan Stanley	12/15/21	(1,441)
USD	5,599,758	CNY	36,488,020	Goldman Sachs & Co.	12/15/21	(73,289)
USD	1,067,126	DKK	6,705,338	UBS AG	12/15/21	23,976
EUR	5,374	USD	6,291	Credit Suisse AG	12/31/21	(69)
EUR	12,744	USD	14,817	Credit Suisse AG	12/31/21	(61)
EUR	4,314	USD	5,002	Credit Suisse AG	12/31/21	(7)
EUR	3,747	USD	4,361	Credit Suisse AG	12/31/21	(22)
EUR	14,669	USD	17,054	Credit Suisse AG	12/31/21	(70)
EUR	5,152	USD	5,990	Credit Suisse AG	12/31/21	(25)
EUR	6,384	USD	7,431	Credit Suisse AG	12/31/21	(38)
USD	4,139,840	EUR	3,568,483	JPMorgan Chase Bank N.A.	11/17/21	13,472
USD	7,209	EUR	6,236	Credit Suisse AG	12/31/21	(11)
USD	8,383	EUR	7,222	Credit Suisse AG	12/31/21	20
USD	4,831	EUR	4,141	Credit Suisse AG	12/31/21	36
USD	9,565	EUR	8,233	Credit Suisse AG	12/31/21	32
USD	21,053	EUR	18,127	Credit Suisse AG	12/31/21	65
USD	207,919	EUR	176,864	Credit Suisse AG	12/31/21	3,139
USD	734,617	EUR	624,892	Credit Suisse AG	12/31/21	11,090
USD	6,150	EUR	5,226	Credit Suisse AG	12/31/21	99
GBP	188,685	USD	259,925	Bank of America N.A.	12/15/21	(1,661)
GBP	50,000	USD	68,151	Bank of America N.A.	12/15/21	287
GBP	12,493	USD	17,124	JPMorgan Chase Bank N.A.	12/31/21	(21)
USD	112,776	GBP	83,068	Bank of America N.A.	12/15/21	(924)
USD	15,981	GBP	11,712	JPMorgan Chase Bank N.A.	12/31/21	(53)
USD	13,778	GBP	9,969	JPMorgan Chase Bank N.A.	12/31/21	131
USD	562,170	GBP	411,755	JPMorgan Chase Bank N.A.	12/31/21	(1,512)
USD	80,028	IDR	1,155,205,494	Goldman Sachs & Co.	12/15/21	(815)
JPY	1,043,581	USD	9,397	Bank of America N.A.	12/30/21	(234)
JPY	1,375,076	USD	12,365	Bank of America N.A.	12/30/21	(291)
JPY	1,171,412	USD	10,518	Bank of America N.A.	12/30/21	(232)
JPY	889,690	USD	7,880	Bank of America N.A.	12/30/21	(68)
JPY	992,059	USD	8,745	Bank of America N.A.	12/30/21	(34)
JPY	764,363	USD	6,696	Bank of America N.A.	12/30/21	16
JPY	1,234,671	USD	10,812	Bank of America N.A.	12/30/21	29
JPY	722,233	USD	6,353	Bank of America N.A.	12/30/21	(11)
JPY	1,282,674	USD	11,290	Bank of America N.A.	12/30/21	(27)
JPY	820,859	USD	7,212	Bank of America N.A.	12/30/21	(5)
USD	3,673,492	JPY	419,191,989	Bank of America N.A.	11/17/21	(4,811)
USD	309,004	JPY	33,844,923	Bank of America N.A.	12/30/21	11,824
USD	8,096	JPY	905,962	Bank of America N.A.	12/30/21	141
KRW	491,522,722	USD	420,680	Goldman Sachs & Co.	12/15/21	(2,664)
USD	293,574	MXN	5,933,418	Morgan Stanley	12/15/21	7,256
NOK	34,073	USD	3,976	UBS AG	12/30/21	55

USD	195,488	NOK	1,703,128	UBS AG	12/15/21	(6,051)
USD	4,741	NOK	41,020	UBS AG	12/30/21	(112)
USD	148,864	NOK	1,285,831	UBS AG	12/30/21	(3,273)
USD	117,327	PLN	447,595	UBS AG	12/15/21	5,242
SEK	1,503,333	USD	174,657	UBS AG	12/15/21	497
USD	130,780	SGD	176,011	Bank of America N.A.	12/15/21	281
USD	310,016	THB	10,177,839	Goldman Sachs & Co.	12/15/21	3,387
						$(151,823)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	27	December 2021	$4,174,917	$(64,030)
Korean Treasury 10-Year Bonds	7	December 2021	724,231	(33,558)
U.K. Gilt 10-Year Bonds	14	December 2021	2,393,431	(66,506)
U.S. Treasury 2-Year Notes	49	December 2021	10,743,250	(51,378)
U.S. Treasury 5-Year Notes	40	December 2021	4,870,000	(26,328)
U.S. Treasury 10-Year Ultra Notes	30	December 2021	4,350,937	(9,433)
U.S. Treasury Ultra Bonds	48	December 2021	9,427,500	76,781
			$36,684,266	$(174,452)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	38	December 2021	$4,966,719	$(14,117)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $919,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $535,129.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,329,223, which represented 10.4% of total net assets.
(7)Security is a zero-coupon bond.

(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $963,448, which includes securities collateral of $579,911.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	156,288,590	—	—
Common Stocks	71,053,920	18,221,928	—
U.S. Treasury Securities	—	60,431,241	—
Sovereign Governments and Agencies	—	37,987,538	—
Corporate Bonds	—	28,797,184	—
Commercial Paper	—	17,491,419	—
Collateralized Loan Obligations	—	12,608,111	—
Municipal Securities	—	5,887,948	—
Certificates of Deposit	—	4,050,093	—
Asset-Backed Securities	—	3,913,362	—
Collateralized Mortgage Obligations	—	2,716,663	—
Preferred Stocks	—	2,345,024	—
U.S. Government Agency Mortgage-Backed Securities	—	1,024,503	—
Exchange-Traded Funds	453,588	—	—
Commercial Mortgage-Backed Securities	—	297,234	—
Temporary Cash Investments	29,648,253	—	—
Temporary Cash Investments - Securities Lending Collateral	383,537	—	—
	257,827,888	195,772,248	—
Other Financial Instruments
Futures Contracts	76,781	—	—
Forward Foreign Currency Exchange Contracts	—	81,270	—
	76,781	81,270	—
Liabilities
Other Financial Instruments
Futures Contracts	101,256	164,094	—
Forward Foreign Currency Exchange Contracts	—	233,093	—
	101,256	397,187	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$20,574	—	—	$(300)	$20,274	389	—	$81
American Century Emerging Markets Bond ETF	—	$4,406	—	(94)	4,312	88	—	31
American Century Focused Dynamic Growth ETF	4,660	1,219	$4	340	6,215	71	$3	—
American Century Focused Large Cap Value ETF	13,405	62	1,595	(4)	11,868	193	5	64
American Century Multisector Income ETF	—	17,647	—	(118)	17,529	352	—	87
American Century Quality Diversified International ETF	9,959	723	—	(75)	10,607	206	—	—
American Century STOXX U.S. Quality Growth ETF	17,377	75	833	116	16,735	219	657	27
American Century STOXX U.S. Quality Value ETF	29,240	—	3,216	(624)	25,400	503	471	106
Avantis International Equity ETF	11,048	541	—	180	11,769	182	—	—
Avantis International Small Cap Value ETF	2,387	—	—	36	2,423	37	—	—
Avantis U.S. Equity ETF	21,279	—	—	986	22,265	284	—	66
Avantis U.S. Small Cap Value ETF	6,430	—	—	462	6,892	88	—	9
	$136,359	$24,673	$5,648	$905	$156,289	2,612	$1,136	$471
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.